Quarterly Holdings Report
for
Fidelity® Low Duration Bond Factor ETF
May 31, 2021
LDE-QTLY-0721
1.9887646.102

Schedule of Investments May 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 86.3%
	Principal Amount	Value
COMMUNICATION SERVICES – 5.9%
Diversified Telecommunication Services – 3.4%
AT&T, Inc. 3 month U.S. LIBOR + 1.180% 1.364% 6/12/24 (a)(b)	$ 1,470,000	$ 1,508,605
Verizon Communications, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.790% 0.80% 3/20/26 (a)(b)	560,000	570,539
3 month U.S. LIBOR + 1.000% 1.19% 3/16/22 (a)(b)	4,355,000	4,387,446
3 month U.S. LIBOR + 1.100% 1.256% 5/15/25 (a)(b)	1,453,000	1,494,743
		7,961,333
Interactive Media & Services – 0.3%
Tencent Holdings Ltd.:
3 month U.S. LIBOR + 0.910% 1.098% 4/11/24 (a)(b)(c)	600,000	601,987
3 month U.S. LIBOR + 0.910% 1.098% 4/11/24 (a)(b)	200,000	200,663
		802,650
Media – 2.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 3 month U.S. LIBOR + 1.650% 1.826% 2/1/24 (a)(b)	538,000	553,248
Comcast Corp.:
3 month U.S. LIBOR + 0.440% 0.642% 10/1/21 (a)(b)	640,000	640,852
3 month U.S. LIBOR + 0.630% 0.814% 4/15/24 (a)(b)	831,000	841,114
The Walt Disney Co. 3 month U.S. LIBOR + 0.250% 0.385% 9/1/21 (a)(b)	2,350,000	2,351,185
TWDC Enterprises 18 Corp. 3 month U.S. LIBOR + 0.390% 0.573% 3/4/22 (a)(b)	734,000	735,834
		5,122,233
TOTAL COMMUNICATION SERVICES		13,886,216
CONSUMER DISCRETIONARY – 3.2%
Automobiles – 2.4%
BMW U.S. Capital LLC:
3 month U.S. LIBOR + 0.500% 0.66% 8/13/21 (a)(b)(c)	332,000	332,343
3 month U.S. LIBOR + 0.530% 0.716% 4/14/22 (a)(b)(c)	584,000	586,223
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.840% 1.016% 5/4/23 (a)(b)(c)	900,000	909,865

	Principal Amount	Value

3 month U.S. LIBOR + 0.900% 1.056% 2/15/22 (a)(b)(c)	$ 450,000	$ 452,299
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 0.880% 1.068% 10/12/21 (a)(b)	600,000	598,760
3 month U.S. LIBOR + 1.080% 1.256% 8/3/22 (a)(b)	200,000	199,200
3 month U.S. LIBOR + 1.235% 1.391% 2/15/23 (a)(b)	600,000	596,295
Nissan Motor Acceptance Corp.:
3 month U.S. LIBOR + 0.640% 0.826% 3/8/24 (a)(b)(c)	600,000	599,572
3 month U.S. LIBOR + 0.690% 0.883% 9/28/22 (a)(b)(c)	370,000	370,668
3 month U.S. LIBOR + 0.890% 1.078% 1/13/22 (a)(b)(c)	50,000	50,135
Volkswagen Group of America Finance LLC:
3 month U.S. LIBOR + 0.860% 1.051% 9/24/21 (a)(b)(c)	600,000	601,549
3 month U.S. LIBOR + 0.940% 1.108% 11/12/21 (a)(b)(c)	400,000	401,596
		5,698,505
Hotels, Restaurants & Leisure – 0.5%
McDonald's Corp. 3 month U.S. LIBOR + 0.430% 0.614% 10/28/21 (a)(b)	1,122,000	1,123,785
Internet & Direct Marketing Retail – 0.2%
eBay, Inc. 3 month U.S. LIBOR + 0.870% 1.056% 1/30/23 (a)(b)	535,000	540,597
Specialty Retail – 0.1%
The Home Depot, Inc. 3 month U.S. LIBOR + 0.310% 0.445% 3/1/22 (a)(b)	116,000	116,313
TOTAL CONSUMER DISCRETIONARY		7,479,200
CONSUMER STAPLES – 0.7%
Beverages – 0.1%
PepsiCo, Inc. 3 month U.S. LIBOR + 0.365% 0.541% 5/2/22 (a)(b)	184,000	184,525
Food & Staples Retailing – 0.1%
Reckitt Benckiser Treasury Services PLC 3 month U.S. LIBOR + 0.560% 0.751% 6/24/22 (a)(b)(c)	200,000	201,039
Walmart, Inc. 3 month U.S. LIBOR + 0.230% 0.427% 6/23/21 (a)(b)	120,000	120,025
		321,064

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER STAPLES – continued
Food Products – 0.3%
General Mills, Inc. 3 month U.S. LIBOR + 1.010% 1.20% 10/17/23 (a)(b)	$ 792,000	$ 804,300
Tobacco – 0.2%
BAT Capital Corp. 3 month U.S. LIBOR + 0.880% 1.036% 8/15/22 (a)(b)	438,000	441,018
TOTAL CONSUMER STAPLES		1,750,907
ENERGY – 3.1%
Oil, Gas & Consumable Fuels – 3.1%
BP Capital Markets America, Inc. 3 month U.S. LIBOR + 0.650% 0.84% 9/19/22 (a)(b)	39,000	39,180
Chevron Corp.:
3 month U.S. LIBOR + 0.480% 0.664% 3/3/22 (a)(b)	1,752,000	1,757,664
3 month U.S. LIBOR + 0.530% 0.686% 11/15/21 (a)(b)	320,000	320,796
3 month U.S. LIBOR + 0.530% 0.714% 3/3/22 (a)(b)	44,000	44,159
3 month U.S. LIBOR + 0.900% 1.06% 5/11/23 (a)(b)	750,000	762,760
ConocoPhillips Co. 3 month U.S. LIBOR + 0.900% 1.056% 5/15/22 (a)(b)	216,000	217,640
Exxon Mobil Corp.:
3 month U.S. LIBOR + 0.330% 0.486% 8/16/22 (a)(b)	1,450,000	1,455,394
3 month U.S. LIBOR + 0.370% 0.546% 3/6/22 (a)(b)	52,000	52,139
MPLX LP 3 month U.S. LIBOR + 1.100% 1.285% 9/9/22 (a)(b)	1,734,000	1,735,058
Shell International Finance BV 3 month U.S. LIBOR + 0.400% 0.56% 11/13/23 (a)(b)	865,000	871,454
TOTAL ENERGY		7,256,244
FINANCIALS – 63.4%
Banks – 28.8%
ABN AMRO Bank N.V. 3 month U.S. LIBOR + 0.570% 0.709% 8/27/21 (a)(b)(c)	1,200,000	1,201,479
ASB Bank Ltd. 3 month U.S. LIBOR + 0.970% 1.154% 6/14/23 (a)(b)(c)	1,200,000	1,219,859
Banco Santander SA 3 month U.S. LIBOR + 1.560% 1.748% 4/11/22 (a)(b)	400,000	404,531

	Principal Amount	Value

Bank of America Corp. 3 month U.S. LIBOR + 0.770% 0.946% 2/5/26 (a)(b)	$ 1,161,000	$ 1,173,958
Bank of Montreal:
3 month U.S. LIBOR + 0.400% 0.583% 9/10/21 (a)(b)	1,428,000	1,429,617
3 month U.S. LIBOR + 0.570% 0.765% 3/26/22 (a)(b)	712,000	715,198
3 month U.S. LIBOR + 0.630% 0.807% 9/11/22 (a)(b)	440,000	443,040
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.960% 1.148% 7/20/23 (a)(b)(c)	600,000	609,646
Barclays PLC:
3 month U.S. LIBOR + 1.380% 1.536% 5/16/24 (a)(b)	1,550,000	1,578,318
3 month U.S. LIBOR + 1.430% 1.586% 2/15/23 (a)(b)	1,200,000	1,209,309
3 month U.S. LIBOR + 2.110% 2.272% 8/10/21 (a)(b)	630,000	632,476
BPCE SA:
3 month U.S. LIBOR + 0.880% 1.015% 5/31/22 (a)(b)	750,000	756,352
3 month U.S. LIBOR + 1.220% 1.37% 5/22/22 (a)(b)(c)	250,000	252,480
3 month U.S. LIBOR + 1.240% 1.424% 9/12/23 (a)(b)(c)	250,000	255,098
Canadian Imperial Bank of Commerce:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 0.41% 12/14/23 (a)(b)	1,834,000	1,836,847
3 month U.S. LIBOR + 0.660% 0.844% 9/13/23 (a)(b)	654,000	662,507
3 month U.S. LIBOR + 0.720% 0.91% 6/16/22 (a)(b)	116,000	116,854
Citibank N.A. 3 month U.S. LIBOR + 0.570% 0.743% 7/23/21 (a)(b)	500,000	500,241
Citigroup, Inc. 3 month U.S. LIBOR + 1.023% 1.158% 6/1/24 (a)(b)	1,287,000	1,304,548
Commonwealth Bank of Australia:
3 month U.S. LIBOR + 0.680% 0.87% 9/18/22 (a)(b)(c)	351,000	353,895
3 month U.S. LIBOR + 0.700% 0.883% 3/10/22 (a)(b)(c)	1,575,000	1,583,420
3 month U.S. LIBOR + 0.700% 0.89% 3/16/23 (a)(b)(c)	852,000	861,018
3 month U.S. LIBOR + 0.820% 1.003% 6/4/24 (a)(b)(c)	103,000	104,845

Quarterly Report	3

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Cooperatieve Rabobank UA:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.300% 0.31% 1/12/24 (a)(b)	$ 1,146,000	$ 1,149,044
3 month U.S. LIBOR + 0.480% 0.668% 1/10/23 (a)(b)	1,000,000	1,006,749
Danske Bank A/S 3 month U.S. LIBOR + 1.060% 1.244% 9/12/23 (a)(b)(c)	800,000	809,437
Fifth Third Bank N.A. 3 month U.S. LIBOR + 0.440% 0.616% 7/26/21 (a)(b)	800,000	800,240
ING Groep N.V.:
3 month U.S. LIBOR + 1.000% 1.194% 10/2/23 (a)(b)	1,000,000	1,015,942
3 month U.S. LIBOR + 1.150% 1.343% 3/29/22 (a)(b)	200,000	201,659
Lloyds Banking Group PLC 3 month U.S. LIBOR + 0.800% 0.987% 6/21/21 (a)(b)	2,200,000	2,200,983
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 0.826% 7/26/21 (a)(b)	3,082,000	3,084,980
3 month U.S. LIBOR + 0.740% 0.871% 3/2/23 (a)(b)	306,000	308,446
3 month U.S. LIBOR + 0.790% 0.966% 7/25/22 (a)(b)	3,074,000	3,098,192
3 month U.S. LIBOR + 0.860% 1.036% 7/26/23 (a)(b)	1,072,000	1,086,515
3 month U.S. LIBOR + 0.920% 1.07% 2/22/22 (a)(b)	1,640,000	1,649,594
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.790% 0.984% 3/5/23 (a)(b)	600,000	605,904
3 month U.S. LIBOR + 0.840% 1.024% 7/16/23 (a)(b)	800,000	804,803
3 month U.S. LIBOR + 0.880% 1.057% 9/11/22 (a)(b)	400,000	403,871
3 month U.S. LIBOR + 0.940% 1.075% 2/28/22 (a)(b)	3,000,000	3,018,816
3 month U.S. LIBOR + 1.000% 1.177% 9/11/24 (a)(b)	800,000	809,451
3 month U.S. LIBOR + 1.140.% 1.324% 9/13/21 (a)(b)	200,000	200,633
National Australia Bank Ltd.:
3 month U.S. LIBOR + 0.720% 0.87% 5/22/22 (a)(b)(c)	1,000,000	1,007,885
3 month U.S. LIBOR + 0.710% 0.886% 11/4/21 (a)(b)(c)	2,750,000	2,759,515
3 month U.S. LIBOR + 1.000% 1.188% 7/12/21 (a)(b)(c)	1,500,000	1,501,773

	Principal Amount	Value

PNC Bank N.A.:
3 month U.S. LIBOR + 0.325% 0.475% 2/24/23 (a)(b)	$ 1,250,000	$ 1,252,668
3 month U.S. LIBOR + 0.450% 0.634% 7/22/22 (a)(b)	800,000	800,415
3 month U.S. LIBOR + 0.500% 0.681% 7/27/22 (a)(b)	250,000	251,400
Royal Bank of Canada:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 0.41% 8/5/22 (a)(b)	550,000	551,774
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.525% 0.535% 1/20/26 (a)(b)	792,000	793,765
3 month U.S. LIBOR + 0.470% 0.647% 4/29/22 (a)(b)	1,884,000	1,891,885
3 month U.S. LIBOR + 0.660% 0.854% 10/5/23 (a)(b)	860,000	869,057
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 0.93% 10/18/22 to 1/17/23 (a)(b)	392,000	395,129
3 month U.S. LIBOR + 0.780% 0.968% 7/12/22 (a)(b)	18,000	18,132
3 month U.S. LIBOR + 0.800% 0.984% 10/16/23 (a)(b)	268,000	271,233
3 month U.S. LIBOR + 0.860% 1.05% 7/19/23 (a)(b)	1,932,000	1,955,885
3 month U.S. LIBOR + 1.110% 1.296% 7/14/21 (a)(b)	990,000	991,330
3 month U.S. LIBOR + 1.140% 1.33% 10/19/21 (a)(b)	311,000	312,304
Swedbank AB 3 month U.S. LIBOR + 0.700% 0.884% 3/14/22 (a)(b)(c)	400,000	401,791
The Toronto-Dominion Bank:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.240% 0.25% 1/6/23 (a)(b)	410,000	410,400
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.355% 0.366% 3/4/24 (a)(b)	1,000,000	1,003,015
3 month U.S. LIBOR + 0.640% 0.83% 7/19/23 (a)(b)	793,000	801,451
Truist Bank 3 month U.S. LIBOR + 0.590% 0.766% 8/2/22 (a)(b)	287,000	287,324
US Bank N.A. 3 month U.S. LIBOR + 0.180% 0.366% 1/21/22 (a)(b)	250,000	250,295
Wells Fargo & Co.:
3 month U.S. LIBOR + 1.110% 1.286% 1/24/23 (a)(b)	137,000	137,876
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
3 month U.S. LIBOR + 1.230% 1.416% 10/31/23 (a)(b)	$ 2,536,000	$ 2,573,414
Wells Fargo Bank N.A. 3 month U.S. LIBOR + 0.510% 0.694% 10/22/21 (a)(b)	500,000	500,916
Westpac Banking Corp.:
3 month U.S. LIBOR + 0.390% 0.578% 1/13/23 (a)(b)	500,000	502,394
3 month U.S. LIBOR + 0.570% 0.758% 1/11/23 (a)(b)	1,328,000	1,338,982
3 month U.S. LIBOR + 0.720% 0.876% 5/15/23 (a)(b)	699,000	706,835
3 month U.S. LIBOR + 0.710% 0.903% 6/28/22 (a)(b)	846,000	852,417
3 month U.S. LIBOR + 0.770% 0.911% 2/26/24 (a)(b)	172,000	174,483
3 month U.S. LIBOR + 0.850% 1.00% 8/19/21 (a)(b)	267,000	267,517
3 month U.S. LIBOR + 0.850% 1.038% 1/11/22 (a)(b)	758,000	761,822
		68,055,877
Capital Markets – 1.7%
Intercontinental Exchange, Inc. 3 month U.S. LIBOR + 0.650% 0.834% 6/15/23 (a)(b)(d)	1,000,000	1,001,400
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 0.606% 11/1/21 (a)(b)	374,000	374,580
The Bank of New York Mellon Corp. 3 month U.S. LIBOR + 1.050% 1.236% 10/30/23 (a)(b)	1,115,000	1,129,711
The Charles Schwab Corp. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.51% 3/18/24 (a)(b)	1,503,000	1,513,581
		4,019,272
Consumer Finance – 4.8%
Air Lease Corp. 3 month U.S. LIBOR + 0.670% 0.854% 6/3/21 (a)(b)	414,000	414,002
American Express Co.:
3 month U.S. LIBOR + 0.620% 0.775% 5/20/22 (a)(b)	294,000	295,523
3 month U.S. LIBOR + 0.600% 0.776% 11/5/21 (a)(b)	149,000	149,306
3 month U.S. LIBOR + 0.650% 0.789% 2/27/23 (a)(b)	26,000	26,212
3 month U.S. LIBOR + 0.750% 0.926% 8/3/23 (a)(b)	1,424,000	1,440,248

	Principal Amount	Value

American Express Credit Corp. 3 month U.S. LIBOR + 0.700% 0.884% 3/3/22 (a)(b)	$ 706,000	$ 709,150
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.350% 0.527% 6/11/21 (a)(b)	840,000	840,104
3 month U.S. LIBOR + 0.370% 0.532% 5/10/23 (a)(b)	660,000	662,119
3 month U.S. LIBOR + 0.420% 0.596% 9/8/23 (a)(b)	900,000	904,743
3 month U.S. LIBOR + 0.540% 0.733% 6/27/22 (a)(b)	398,000	400,166
Capital One Financial Corp.:
3 month U.S. LIBOR + 0.720% 0.906% 1/30/23 (a)(b)	1,264,000	1,274,885
3 month U.S. LIBOR + 0.950% 1.135% 3/9/22 (a)(b)	564,000	567,469
Caterpillar Financial Services Corp. 3 month U.S. LIBOR + 0.280% 0.456% 9/7/21 (a)(b)	97,000	97,078
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.290% 0.49% 10/7/21 (a)(b)	1,382,000	1,383,367
3 month U.S. LIBOR + 0.400% 0.556% 5/17/22 (a)(b)	452,000	453,165
3 month U.S. LIBOR + 0.480% 0.656% 9/8/22 (a)(b)	1,740,000	1,749,553
		11,367,090
Diversified Financial Services – 24.0%
Bank of America Corp.:
3 month U.S. LIBOR + 0.650% 0.851% 6/25/22 (a)(b)	972,000	972,442
3 month U.S. LIBOR + 0.790% 0.984% 3/5/24 (a)(b)	980,000	989,813
3 month U.S. LIBOR + 0.960% 1.133% 7/23/24 (a)(b)	1,672,000	1,695,730
3 month U.S. LIBOR + 1.000% 1.176% 4/24/23 (a)(b)	2,866,000	2,889,577
3 month U.S. LIBOR + 1.160% 1.348% 1/20/23 (a)(b)	782,000	786,881
3 month U.S. LIBOR + 1.180% 1.366% 10/21/22 (a)(b)	1,509,000	1,515,596
Citigroup, Inc.:
3 month U.S. LIBOR + 0.950% 1.126% 7/24/23 (a)(b)	908,000	915,434
3 month U.S. LIBOR + 0.960% 1.136% 4/25/22 (a)(b)	2,959,000	2,980,425
3 month U.S. LIBOR + 1.070% 1.246% 12/8/21 (a)(b)	1,735,000	1,742,628
3 month U.S. LIBOR + 1.100% 1.256% 5/17/24 (a)(b)	1,164,000	1,182,008
3 month U.S. LIBOR + 1.190% 1.366% 8/2/21 (a)(b)	1,632,000	1,635,283

Quarterly Report	5

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
3 month U.S. LIBOR + 1.430% 1.565% 9/1/23 (a)(b)	$ 1,078,000	$ 1,094,213
Credit Agricole SA:
3 month U.S. LIBOR + 1.020% 1.196% 4/24/23 (a)(b)(c)	250,000	253,887
3 month U.S. LIBOR + 1.430% 1.618% 1/10/22 (a)(b)(c)	1,250,000	1,260,524
Credit Suisse Group AG:
3 month U.S. LIBOR + 1.200% 1.384% 12/14/23 (a)(b)(c)	250,000	252,836
3 month U.S. LIBOR + 1.240% 1.424% 6/12/24 (a)(b)(c)	1,000,000	1,014,753
Deutsche Bank AG:
3 month U.S. LIBOR + 1.190% 1.346% 11/16/22 (a)(b)	700,000	706,072
3 month U.S. LIBOR + 1.230% 1.369% 2/27/23 (a)(b)	100,000	100,990
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.990% 1.184% 1/5/23 (a)(b)	561,000	566,460
3 month U.S. LIBOR + 1.550% 1.736% 1/14/22 (a)(b)	998,000	1,006,130
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 0.90% 2/23/23 (a)(b)	415,000	418,790
3 month U.S. LIBOR + 0.780% 0.966% 10/31/22 (a)(b)	522,000	523,399
3 month U.S. LIBOR + 1.000% 1.176% 7/24/23 (a)(b)	906,000	913,428
3 month U.S. LIBOR + 1.050% 1.244% 6/5/23 (a)(b)	304,000	306,413
3 month U.S. LIBOR + 1.600% 1.735% 11/29/23 (a)(b)	2,656,000	2,740,817
HSBC Holdings PLC:
3 month U.S. LIBOR + 1.000% 1.155% 5/18/24 (a)(b)	800,000	810,018
3 month U.S. LIBOR + 1.230% 1.407% 3/11/25 (a)(b)	1,200,000	1,224,456
3 month U.S. LIBOR + 1.500% 1.694% 1/5/22 (a)(b)	1,000,000	1,008,320
JPMorgan Chase & Co.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.535% 0.545% 6/1/25 (a)(b)	500,000	500,528
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.580% 0.59% 3/16/24 (a)(b)	420,000	423,062
3 month U.S. LIBOR + 0.610% 0.80% 6/18/22 (a)(b)	1,186,000	1,186,328
3 month U.S. LIBOR + 0.730% 0.903% 4/23/24 (a)(b)	510,000	514,256

	Principal Amount	Value

3 month U.S. LIBOR + 0.850% 1.038% 1/10/25 (a)(b)	$ 702,000	$ 711,671
3 month U.S. LIBOR + 0.890% 1.063% 7/23/24 (a)(b)	566,000	573,015
3 month U.S. LIBOR + 0.900% 1.076% 4/25/23 (a)(b)	320,000	322,256
3 month U.S. LIBOR + 1.000% 1.184% 1/15/23 (a)(b)	178,000	179,051
3 month U.S. LIBOR + 1.230% 1.406% 10/24/23 (a)(b)	2,602,000	2,640,330
Macquarie Group Ltd.:
3 month U.S. LIBOR + 1.020% 1.155% 11/28/23 (a)(b)(c)	414,000	418,202
3 month U.S. LIBOR + 1.350% 1.543% 3/27/24 (a)(b)(c)	678,000	688,957
Mizuho Financial Group, Inc. 3 month U.S. LIBOR + 0.630% 0.777% 5/25/24 (a)(b)	1,500,000	1,507,870
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.114% 7/22/22 (a)(b)	1,320,000	1,321,621
3 month U.S. LIBOR + 1.220% 1.382% 5/8/24 (a)(b)	1,192,000	1,213,047
3 month U.S. LIBOR + 1.400% 1.576% 10/24/23 (a)(b)	4,097,000	4,165,980
Natwest Group PLC:
3 month U.S. LIBOR + 1.470% 1.626% 5/15/23 (a)(b)	200,000	202,216
3 month U.S. LIBOR + 1.550% 1.751% 6/25/24 (a)(b)	200,000	204,380
NatWest Markets PLC U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.662% 1.672% 9/29/22 (a)(b)(c)	200,000	203,649
The Bank of Nova Scotia:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.545% 0.555% 3/2/26 (a)(b)	1,079,000	1,079,102
3 month U.S. LIBOR + 0.620% 0.81% 9/19/22 (a)(b)	1,264,000	1,272,918
3 month U.S. LIBOR + 0.640% 0.816% 3/7/22 (a)(b)	250,000	251,306
The Goldman Sachs Group, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.580% 0.591% 3/8/24 (a)(b)	1,000,000	1,003,092
UBS AG U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.360% 0.37% 2/9/24 (a)(b)(c)	1,651,000	1,653,510
UBS Group AG:
3 month U.S. LIBOR + 0.950% 1.106% 8/15/23 (a)(b)(c)	600,000	605,472
6	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
3 month U.S. LIBOR + 1.530% 1.706% 2/1/22 (a)(b)(c)	$ 1,200,000	$1,212,382
UniCredit SpA 3 month U.S. LIBOR + 3.900% 4.086% 1/14/22 (a)(b)(c)	1,050,000	1,071,309
		56,632,833
Insurance – 4.1%
AIG Global Funding U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.380% 0.39% 12/15/23 (a)(b)(c)	494,000	494,911
Jackson National Life Global Funding:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.600% 0.61% 1/6/23 (a)(b)(c)	380,000	381,923
3 month U.S. LIBOR + 0.480% 0.657% 6/11/21 (a)(b)(c)	618,000	618,080
3 month U.S. LIBOR + 0.730% 0.923% 6/27/22 (a)(b)(c)	978,000	984,207
Metropolitan Life Global Funding I U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.320% 0.33% 1/7/24 (a)(b)(c)	2,844,000	2,846,867
New York Life Global Funding:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.360% 0.37% 10/21/23 (a)(b)(c)	870,000	872,460
3 month U.S. LIBOR + 0.280% 0.466% 1/21/22 (a)(b)(c)	1,234,000	1,235,733
3 month U.S. LIBOR + 0.320% 0.495% 8/6/21 (a)(b)(c)	78,000	78,052
3 month U.S. LIBOR + 0.520% 0.703% 6/10/22 (a)(b)(c)	1,010,000	1,015,445
Northwestern Mutual Global Funding U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.330% 0.34% 3/25/24 (a)(b)(c)	424,000	424,612
Principal Life Global Funding II 3 month U.S. LIBOR + 0.400% 0.594% 10/6/21 (a)(b)(c)	745,000	745,951
		9,698,241
TOTAL FINANCIALS		149,773,313
HEALTH CARE – 3.0%
Health Care Equipment & Supplies – 0.4%
Becton Dickinson and Co. 3 month U.S. LIBOR + 1.030% 1.206% 6/6/22 (a)(b)	479,000	483,208

	Principal Amount	Value

Cardinal Health, Inc. 3 month U.S. LIBOR + 0.770% 0.954% 6/15/22 (a)(b)	$ 406,000	$ 408,441
		891,649
Health Care Providers & Services – 1.0%
Cigna Corp. 3 month U.S. LIBOR + 0.890% 1.074% 7/15/23 (a)(b)	390,000	395,322
UnitedHealth Group, Inc. 3 month U.S. LIBOR + 0.260% 0.444% 6/15/21 (a)(b)	2,000,000	2,000,235
		2,395,557
Pharmaceuticals – 1.6%
AbbVie, Inc. 3 month U.S. LIBOR + 0.650% 0.799% 11/21/22 (a)(b)	880,000	886,156
AstraZeneca PLC 3 month U.S. LIBOR + 0.665% 0.821% 8/17/23 (a)(b)	949,000	958,227
Bayer U.S. Finance II LLC 3 month U.S. LIBOR + 1.010% 1.194% 12/15/23 (a)(b)(c)	1,372,000	1,392,333
Bristol-Myers Squibb Co. 3 month U.S. LIBOR + 0.380% 0.536% 5/16/22 (a)(b)	306,000	307,150
Pfizer, Inc. 3 month U.S. LIBOR + 0.330% 0.514% 9/15/23 (a)(b)	180,000	180,862
Zoetis, Inc. 3 month U.S. LIBOR + 0.440% 0.595% 8/20/21 (a)(b)	50,000	50,042
		3,774,770
TOTAL HEALTH CARE		7,061,976
INDUSTRIALS – 3.1%
Air Freight & Logistics – 0.5%
United Parcel Service, Inc.:
3 month U.S. LIBOR + 0.380% 0.536% 5/16/22 (a)(b)	696,000	697,796
3 month U.S. LIBOR + 0.450% 0.652% 4/1/23 (a)(b)	366,000	368,192
		1,065,988
Industrial Conglomerates – 1.1%
General Electric Co.:
3 month U.S. LIBOR + 1.000% 1.184% 3/15/23 (a)(b)	843,000	853,479
3 month U.S. LIBOR + 1.000% 1.184% 4/15/23 (a)(b)	415,000	418,473
Honeywell International, Inc.:
3 month U.S. LIBOR + 0.230% 0.38% 8/19/22 (a)(b)	626,000	626,394

Quarterly Report	7

Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Industrial Conglomerates – continued
3 month U.S. LIBOR + 0.370% 0.532% 8/8/22 (a)(b)	$ 810,000	$ 813,070
		2,711,416
Machinery – 1.2%
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.260% 0.443% 9/10/21 (a)(b)	910,000	910,555
3 month U.S. LIBOR + 0.400% 0.576% 6/7/21 (a)(b)	241,000	241,015
3 month U.S. LIBOR + 0.480% 0.656% 9/8/22 (a)(b)	1,475,000	1,483,304
3 month U.S. LIBOR + 0.550% 0.726% 6/7/23 (a)(b)	200,000	202,108
		2,836,982
Trading Companies & Distributors – 0.3%
Aviation Capital Group LLC 3 month U.S. LIBOR + 0.670% 0.856% 7/30/21 (a)(b)(c)	666,000	665,826
GATX Corp. 3 month U.S. LIBOR + 0.720% 0.896% 11/5/21 (a)(b)	23,000	23,049
		688,875
TOTAL INDUSTRIALS		7,303,261
INFORMATION TECHNOLOGY – 1.3%
Semiconductors & Semiconductor Equipment – 0.2%
Intel Corp. 3 month U.S. LIBOR + 0.350% 0.51% 5/11/22 (a)(b)	240,000	240,727
QUALCOMM, Inc. 3 month U.S. LIBOR + 0.730% 0.916% 1/30/23 (a)(b)	240,000	242,531
		483,258
Technology Hardware, Storage & Peripherals – 1.1%
Apple, Inc.:
3 month U.S. LIBOR + 0.350% 0.51% 5/11/22 (a)(b)	1,026,000	1,029,154
3 month U.S. LIBOR + 0.500% 0.662% 2/9/22 (a)(b)	1,123,000	1,126,894
Hewlett Packard Enterprise Co. 3 month U.S. LIBOR + 0.720% 0.914% 10/5/21 (a)(b)	312,000	312,051
		2,468,099
TOTAL INFORMATION TECHNOLOGY		2,951,357
MATERIALS – 0.1%
Chemicals – 0.1%
DuPont de Nemours, Inc. 3 month U.S. LIBOR + 1.110% 1.266% 11/15/23 (a)(b)	252,000	256,524

	Principal Amount	Value
UTILITIES – 2.5%
Electric Utilities – 0.4%
Duke Energy Corp. 3 month U.S. LIBOR + 0.650% 0.827% 3/11/22 (a)(b)	$ 920,000	$ 923,720
Gas Utilities – 0.1%
Eastern Energy Gas Holdings LLC 3 month U.S. LIBOR + 0.600% 0.784% 6/15/21 (a)(b)	256,000	256,057
Multi-Utilities – 2.0%
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 0.714% 9/15/23 (a)(b)	1,680,000	1,680,738
Florida Power & Light Co.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.250% 0.26% 5/10/23 (a)(b)	512,000	512,276
3 month U.S. LIBOR + 0.380% 0.564% 7/28/23 (a)(b)	1,000,000	1,000,050
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.42% 2/22/23 (a)(b)	650,000	650,173
3 month U.S. LIBOR + 0.720% 0.867% 2/25/22 (a)(b)	532,000	534,166
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.534% 9/14/23 (a)(b)	420,000	420,070
		4,797,473
TOTAL UTILITIES		5,977,250
TOTAL NONCONVERTIBLE BONDS (Cost $202,959,202)		203,696,248
U.S. Treasury Obligations – 9.6%

U.S. Treasury Bonds:
5.25% 2/15/29	2,000	2,570
6.125% 11/15/27	1,000	1,312
6.25% 5/15/30	1,220,000	1,711,765
U.S. Treasury Notes:
0.625% 5/15/30 to 8/15/30	3,015,000	2,781,642
0.875% 11/15/30	2,900,000	2,721,469
1.125% 2/15/31	3,638,000	3,482,817
1.50% 2/15/30	2,763,000	2,762,676
1.625% 8/15/29 to 5/15/31	1,285,600	1,289,097
1.75% 11/15/29	73,200	74,930
2.375% 5/15/29	1,194,800	1,281,703
2.625% 2/15/29	3,045,800	3,325,038
2.875% 5/15/28 to 8/15/28	705,200	781,946
3.125% 11/15/28	2,238,800	2,523,372
TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,277,385)		22,740,337

8	Quarterly Report

Schedule of Investments (Unaudited)–continued
Money Market Fund – 3.9%
	Shares	Value
Fidelity Cash Central Fund, 0.03% (e) (Cost $9,279,530)	9,277,675	$ 9,279,530
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $235,516,117)		235,716,115
NET OTHER ASSETS (LIABILITIES) – 0.2%		432,855
NET ASSETS – 100.0%		$ 236,148,970

Legend
(a)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,421,298 or 16.3% of net assets.
(d)	Level 3 security.
(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$5,317
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S government obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	9

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
10	Quarterly Report

Quarterly Report	11